Intangible assets (Tables)	12 Months Ended
Mar. 29, 2020
Intangible Assets [Abstract]
Schedule of Intangible Assets
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
ERP software	5 to 7 years
Computer software	5 years
Intellectual property	1 to 8 years
Intangible assets comprise the following:

	March 29, 2020	March 31, 2019
	$	$
Intangible assets with finite lives	45.9	39.8
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	161.7	155.6

The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Cost	$	$	$	$	$	$
March 31, 2018	4.3	11.8	6.2	3.9	5.8	32.0
Additions	3.2	1.1	0.5	—	18.6	23.4
Business combination (note 5)	—	—	—	2.2	—	2.2
Transfers	5.3	1.0	—	2.9	(9.2)	—
March 31, 2019	12.8	13.9	6.7	9.0	15.2	57.6
Additions	0.3	1.6	—	0.2	19.6	21.7
IFRS 16 initial direct costs (notes 4 and 9)	—	—	(6.7)	—	—	(6.7)
Disposal	—	(0.1)	—	—	—	(0.1)
Transfers	11.3	6.0	—	4.9	(22.2)	—
March 29, 2020	24.4	21.4	—	14.1	12.6	72.5

	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Accumulated amortization	$	$	$	$	$	$
March 31, 2018	1.4	4.4	0.5	2.2	—	8.5
Amortization	4.2	2.7	0.7	1.7	—	9.3
March 31, 2019	5.6	7.1	1.2	3.9	—	17.8
Amortization	3.5	3.4	—	3.1	—	10.0
IFRS 16 initial direct costs (notes 4 and 9)	—	—	(1.2)	—	—	(1.2)
March 29, 2020	9.1	10.5	—	7.0	—	26.6

Net book value
March 31, 2019	7.2	6.8	5.5	5.1	15.2	39.8
March 29, 2020	15.3	10.9	—	7.1	12.6	45.9